RATE-REGULATED BUSINESSES	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
RATE-REGULATED BUSINESSES	RATE-REGULATED BUSINESSES
TC Energy's businesses that apply RRA currently include almost all of the Canadian, U.S. and Mexico natural gas pipelines and regulated U.S. natural gas storage operations. Rate-regulated businesses account for and report assets and liabilities consistent with the resulting economic impact of the regulators' established rates, provided the rates are designed to recover the costs of providing the regulated service and the competitive environment makes it probable that such rates can be charged and collected. Certain expenses and credits subject to utility regulation or rate determination that would otherwise be reflected in the statement of income are deferred on the balance sheet and are expected to be recovered from or refunded to customers in future service rates.
Canadian Regulated Operations
The majority of TC Energy's Canadian natural gas pipelines were regulated by the NEB under the National Energy Board Act (NEB Act) up to August 28, 2019 when the Canadian Energy Regulator Act (CER Act) came into effect, replacing the NEB Act, and the NEB was replaced by the CER. The impact assessment and decision-making for designated major transboundary pipeline projects also changed with the implementation of the new Impact Assessment Act (IA Act) on August 28, 2019, which requires designated projects to be assessed by the Impact Assessment Agency of Canada, formerly the Canadian Environmental Assessment Agency. All TC Energy projects submitted to the NEB for review prior to August 28, 2019 will continue to be assessed under the previous NEB Act in accordance with the transitional rules under the CER Act.
The CER regulates the construction and operation of facilities, and the terms and conditions of services, including rates, for the Company's Canadian regulated natural gas transmission systems under federal jurisdiction.
TC Energy's Canadian natural gas transmission services are supplied under natural gas transportation tariffs that provide for cost recovery, including return of and return on capital as approved by the NEB or CER. Rates charged for these services are typically set through a process that involves filing an application with the regulator wherein forecasted operating costs, including a return of and on capital, determine the revenue requirement for the upcoming year or multiple years. To the extent actual costs and revenues are more or less than forecasted costs and revenues, the regulators generally allow the difference to be deferred to a future period and recovered or refunded in rates at that time. Differences between actual and forecasted costs that the regulator does not allow to be deferred are included in the determination of net income in the year they occur. The Company's most significant regulated Canadian natural gas pipelines, based on total operated pipe length, are described below.
NGTL System
NGTL System's 2019 results reflect the terms of the 2018-2019 Revenue Requirement Settlement (the 2018-2019 Settlement) which includes an ROE of 10.1 per cent on 40 per cent deemed common equity, a mechanism for sharing variances above and below a fixed annual operating, maintenance and administration amount and flow-through treatment of all other costs.
Canadian Mainline
The Canadian Mainline currently operates under the terms of the 2015-2030 Tolls Application approved in 2014 (the NEB 2014 Decision). The terms of the settlement include an ROE of 10.1 per cent on deemed common equity of 40 per cent, an incentive mechanism that has both upside and downside risk and a $20 million after-tax annual TC Energy contribution to reduce the revenue requirement. Toll stabilization is achieved through the use of deferral accounts, namely the bridging amortization account and the long-term adjustment account (LTAA), to capture the surplus or shortfall between the Company's revenues and cost of service for each year over the 2015-2020 six-year fixed toll term of the NEB 2014 Decision. The NEB 2014 Decision also directed
TC Energy to file an application to review tolls for the 2018-2020 period. In December 2018, an NEB decision was received on the 2018-2020 Tolls Review (NEB 2018 Decision) which included an accelerated amortization of the December 31, 2017 LTAA balance and an increase to the composite depreciation rate from 3.2 per cent to 3.9 per cent.
U.S. Regulated Operations
TC Energy's U.S. regulated natural gas pipelines operate under the provisions of the Natural Gas Act of 1938, the Natural Gas Policy Act of 1978 (NGA) and the Energy Policy Act of 2005, and are subject to the jurisdiction of the FERC. The NGA grants the FERC authority over the construction and operation of pipelines and related facilities, including the regulation of tariffs which incorporates maximum and minimum rates for services and allows U.S. regulated natural gas pipelines to discount or negotiate rates on a non-discriminatory basis. The Company's most significant regulated U.S. natural gas pipelines, based on effective ownership and total operated pipe length, are described below.
In 2018, FERC prescribed changes (2018 FERC Actions) related to H.R.1, the Tax Cuts and Jobs Act (U.S. Tax Reform), and income taxes for rate-making purposes in a master limited partnership (MLP) that impact future earnings and cash flows of FERC-regulated pipelines. FERC issued a Revised Policy Statement which created a presumption that entities whose earnings are not taxed through a corporation should not be permitted to recover an income tax allowance in their cost-of-service rates. In addition, FERC established that, to the extent an entity's income tax allowance should be eliminated from rates, it must also eliminate existing accumulated deferred income tax (ADIT) asset and liability balances from rate base.
These 2018 FERC Actions also established a process and schedule by which all FERC-regulated interstate pipelines and natural gas storage facilities had to either (i) file a new uncontested rate settlement or (ii) file a FERC Form 501-G that quantified the isolated impact of U.S. Tax Reform and provided four options to address the impact for rate-making purposes.
Columbia Gas
Columbia Gas' natural gas transportation and storage services are provided under a tariff at rates subject to FERC approval. A FERC-approved modernization settlement provided for cost recovery and return on investment of up to US$1.5 billion from 2013-2017 to modernize the Columbia Gas system thereby improving system integrity and enhancing service reliability and flexibility. An extension of this settlement was approved by the FERC in 2016 which allows for the cost recovery and return on additional expanded scope investment of US$1.1 billion over a three-year period through 2020.
ANR Pipeline
ANR Pipeline operates under rates established through a FERC-approved rate settlement in 2016. Under terms of the 2016 settlement, neither ANR Pipeline nor the settling parties could file for new rates to become effective earlier than August 1, 2019. However, ANR Pipeline is required to file for new rates to be effective no later than August 1, 2022.
Columbia Gulf
Columbia Gulf reached a rate settlement with its customers, which was approved by FERC in December 2019, increasing Columbia Gulf’s recourse rates to take effect on August 1, 2020. This settlement establishes a rate case and tariff filing moratorium through August 1, 2022 and Columbia Gulf is required to file a general rate case under section 4 of the NGA no later than January 31, 2027, with new rates to be effective August 1, 2027.
TC PipeLines, LP
TC Energy owns a 25.5 per cent interest in TC PipeLines, LP, which has ownership interests in eight wholly-owned or partially-owned natural gas pipelines serving major markets in the U.S. As TC PipeLines, LP is an MLP, all pipelines it owns wholly or in part were impacted by the 2018 FERC Actions which required these pipelines to eliminate their existing ADIT balance from rate base. Refer to Note 17, Income taxes, for additional information regarding the impact of these changes to TC Energy.
Great Lakes
Great Lakes reached a rate settlement with its customers, which was approved by FERC in February 2018, decreasing Great Lakes' maximum transportation rates by 27 per cent effective October 2017. This settlement does not contain a moratorium and Great Lakes will be required to file for new rates no later than March 31, 2022, with new rates to be effective October 1, 2022. In 2018, as a result of the 2018 FERC Actions noted above, Great Lakes made a limited Section 4 filing which had the effect of reducing rates by two per cent from what was in place previously. The reduction in rates became effective on February 1, 2019 after the limited Section 4 filing was accepted by FERC.
Mexico Regulated Operations
TC Energy's Mexico natural gas pipelines are regulated by the CRE and operate in accordance with CRE-approved tariffs. The rates in effect on TC Energy's Mexico natural gas pipelines were established based on CRE-approved contracts that provide for cost recovery, including a return of and on invested capital.
Regulatory Assets and Liabilities

at December 31	2019	2018	Remaining Recovery/ Settlement Period (years)
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	1,088	1,051	n/a
Operating and debt-service regulatory assets[2]	2	12	1
Pensions and other post-retirement benefits[1,3]	417	379	n/a
Foreign exchange on long-term debt[1,4]	16	46	1-10
Other	107	143	n/a
	1,630	1,631
Less: Current portion included in Other current assets (Note 7)	43	83
	1,587	1,548

Regulatory Liabilities
Operating and debt-service regulatory liabilities[2]	139	96	1
Pensions and other post-retirement benefits[3]	35	53	n/a
ANR related post-employment and retirement benefits other than pension[5]	41	54	n/a
Long-term adjustment account[6]	660	1,015	1-47
Bridging amortization account[6]	428	305	11
Pipeline abandonment trust balance[7]	1,462	1,113	n/a
Cost of removal[8]	253	261	n/a
Deferred income taxes[1]	151	165	n/a
Deferred income taxes – U.S. Tax Reform[9]	1,239	1,394	n/a
Other	60	65	n/a
	4,468	4,521
Less: Current portion included in Accounts payable and other (Note 15)	696	591
	3,772	3,930

1
These regulatory assets or liabilities are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets or liabilities are not included in rate base and do not yield a return on investment during the recovery period.

2	Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances to be included in determination of tolls in the following year.

3
These balances represent the regulatory offset to pension plan and other post-retirement obligations to the extent the amounts are expected to be collected from or refunded to customers in future rates.

4
Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.

5
This balance represents the amount ANR estimates it would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees. Pursuant to a FERC-approved rate settlement, $11 million (US$8 million) of the regulatory liability balance at December 31, 2018 (which accumulated between January 2007 and July 2016) was fully amortized at July 31, 2019. The remaining $41 million (US$32 million) balance at December 31, 2019 which was accumulated prior to 2007 is subject to resolution through future regulatory proceedings and, accordingly, a settlement period cannot be determined at this time.

6
These regulatory accounts are used to capture Canadian Mainline revenue and cost variances plus toll stabilization adjustments during the 2015-2030 settlement term. The 2019 LTAA balance of $660 million consists of $488 million to be amortized in 2020 with the remaining balance to be amortized over 47 years.

7
This balance represents the amounts collected in tolls from shippers, and are included in the LMCI restricted investments, to fund future abandonment of the Company's CER-regulated pipeline facilities.

8
This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated operations for future costs to be incurred.

9
These balances represent the impact of U.S. Tax Reform. The regulatory liabilities will be amortized over varying terms that approximate the expected reversal of the underlying deferred tax liabilities that gave rise to the regulatory liabilities under the Reverse South Georgia Methodology. Refer to Note 17, Income taxes, for additional information on U.S. Tax Reform.